Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 45.9%
International Equity Funds - 10.1%
iShares Core MSCI EAFE ETF	47,743	$ 2,962,453
iShares Core MSCI Emerging Markets ETF	9,892	485,302
iShares Global REIT ETF	53,812	1,410,951

		4,858,706

U.S. Equity Fund - 12.9%
iShares Core S&P 500 ETF	14,923	6,179,485

U.S. Fixed Income Funds - 22.9%
iShares 0-5 Year TIPS Bond ETF (A)	41,484	4,266,629
iShares Core U.S. Aggregate Bond ETF	64,195	6,680,774

		10,947,403

Total Exchange-Traded Funds (Cost $23,941,628)		21,985,594

INVESTMENT COMPANIES - 53.2%
International Equity Funds - 4.9%
Transamerica Emerging Markets Opportunities (B)	55,170	435,841
Transamerica International Focus (B)	115,985	900,044
Transamerica International Stock (B)	103,359	996,378

		2,332,263

International Fixed Income Fund - 5.0%
Transamerica Emerging Markets Debt (B)	277,975	2,418,380

U.S. Equity Funds - 13.3%
Transamerica Large Cap Value (B)	168,505	2,185,506
Transamerica Large Growth (B)	170,867	1,667,667
Transamerica Mid Cap Growth (B)	89,157	665,111
Transamerica Mid Cap Value Opportunities (B)	70,160	829,991
Transamerica Small Cap Growth (B)	68,774	453,906
Transamerica Small Cap Value (B)	79,329	549,749

		6,351,930

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 30.0%
Transamerica Bond (B)	1,296,701	$ 10,983,060
Transamerica High Yield Bond (B)	413,822	3,393,339

		14,376,399

Total Investment Companies (Cost $31,045,626)		25,478,972

OTHER INVESTMENT COMPANY - 8.5%
Securities Lending Collateral - 8.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 2.27% (C)	4,071,900	4,071,900

Total Other Investment Company (Cost $4,071,900)		4,071,900

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
Fixed Income Clearing Corp., 0.65% (C), dated 07/29/2022, to be repurchased at $349,511 on 08/01/2022. Collateralized by a U.S. Government Obligation, 2.25%, due 11/15/2025, and with a value of $356,521.	$ 349,492	349,492

Total Repurchase Agreement (Cost $349,492)		349,492

Total Investments (Cost $59,408,646)		51,885,958
Net Other Assets (Liabilities) - (8.3)%		(3,986,701)

Net Assets - 100.0%		$ 47,899,257

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$21,985,594	$—	$—	$21,985,594
Investment Companies	25,478,972	—	—	25,478,972
Other Investment Company	4,071,900	—	—	4,071,900
Repurchase Agreement	—	349,492	—	349,492

Total Investments	$51,536,466	$349,492	$—	$51,885,958

Transamerica Funds	Page 1

Transamerica ClearTrack® Retirement Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the security is on loan. The value of the security on loan is $3,988,523, collateralized by cash collateral of $4,071,900. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(B)	Affiliated investment in the Class R6 shares of Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2022	Shares as of July 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$—	$14,538,748	$(2,036,558)	$(194,458)	$(1,324,672)	$10,983,060	1,296,701	$234,010	$71,144
Transamerica Emerging Markets Debt	—	3,071,281	(149,018)	(13,129)	(490,754)	2,418,380	277,975	89,372	—
Transamerica Emerging Markets Opportunities	—	656,113	(32,606)	(3,922)	(183,744)	435,841	55,170	43,347	15,644
Transamerica High Yield Bond	—	4,298,015	(453,625)	(41,951)	(409,100)	3,393,339	413,822	123,405	—
Transamerica International Focus	—	1,266,291	(96,621)	(4,967)	(264,659)	900,044	115,985	35,479	35,289
Transamerica International Stock	—	1,295,291	(96,620)	(5,370)	(196,923)	996,378	103,359	37,361	62,408
Transamerica Large Cap Value	—	2,622,142	(239,039)	(3,055)	(194,542)	2,185,506	168,505	62,370	—
Transamerica Large Growth	—	3,304,793	(174,406)	(81,342)	(1,381,378)	1,667,667	170,867	42,218	455,709
Transamerica Mid Cap Growth	—	1,185,983	(23,041)	(13,701)	(484,130)	665,111	89,157	95,950	180,467
Transamerica Mid Cap Value Opportunities	—	1,106,257	(90,205)	(22,582)	(163,479)	829,991	70,160	79,228	122,456
Transamerica Small Cap Growth	—	663,126	(16,805)	(3,543)	(188,872)	453,906	68,774	11,102	50,642
Transamerica Small Cap Value	—	863,892	(16,803)	(12,939)	(284,401)	549,749	79,329	179,809	82,704

Total	$—	$34,871,932	$(3,425,347)	$(400,959)	$(5,566,654)	$25,478,972	2,909,804	$1,033,651	$1,076,463

(C)	Rates disclosed reflect the yields at July 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended July 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

REIT	Real Estate Investment Trust

Transamerica Funds	Page 2

Transamerica ClearTrack® Retirement Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica ClearTrack® Retirement Income (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3